Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table classifies the Company's financial assets and liabilities measured at fair value on a recurring basis into the fair value hierarchy as of December 31, 2022 and 2021 (in thousands):
	Fair Value Measured at December 31, 2022
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Money market funds(1)	$9,860	$—	$—	$9,860
Total assets	$9,860	$—	$—	$9,860
Warrants liabilities	$—	$—	$19	$19
Total Liabilities	$—	$—	$19	$19
	Fair Value Measured at December 31, 2021
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Money market funds(1)	$87,252	$—	$—	$87,252
Total assets	$87,252	$—	$—	$87,252
Warrant liabilities	$—	$—	$114	$114
Total liabilities	$—	$—	$114	$114

(1)	Included in cash and cash equivalents on the consolidated balance sheets. This balance includes cash requirements settled on a nightly basis.

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents a summary of changes in the fair value of the Company’s common stock warrant liability (in thousands):
	As of December 31, 2022	As of December 31, 2021
Balance, beginning of period	$114	$10,704
Net exercise of warrants	—	(13,509)
Change in fair value	(95)	2,919
Balance, end of period	$19	$114

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The fair value of the common stock warrant liability was estimated using the following assumptions:
	December 31,
	2022	2021
Strike price	$ 7.60	$7.60
Contractual term (years)	5.7	6.7
Volatility (annual)	112.4%	124.0%
Risk-free rate	4.3%	1.4%
Dividend yield (per share)	0.0%	0.0%